CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2024		Jun. 30, 2023		Sep. 30, 2023	Sep. 30, 2022
Revenue
Vehicle sales	$ 65,235		$ 308,000		$ 98,570		$ 308,000		$ 366,000
Cost of sales									(273,882)
Costs and expenses applicable to sales and revenues
Cost of goods sold	26,222		248,669		34,962		248,669
Cost of Goods and Services Sold									273,882
Other inventory costs and expenses	9,786				14,486
Total cost of goods sold and other inventory expenses	36,008		248,669		49,448		248,669
Gross margin	29,227		59,331		49,122		59,331		92,118
Operating expenses:
General and administrative	47,477,377		31,777,812		138,615,121		144,186,161		215,846,132	75,338,256
Research and development	14,292,744		22,088,011		54,486,237		51,188,991		77,387,336	21,650,840
Impairment of goodwill					28,846,832				63,988,000
Impairment of property, plant, and equipment, and other non-current assets					0				14,770,000
Impairment of right-of-use assets	30,060				3,197,668
Impairment of intangible assets					73,447,067				5,873,000
Loss from operations	(61,770,954)		(53,806,492)		(298,543,803)		(195,315,821)		(377,772,350)	(96,989,096)
Other income (expense):
Other financing costs - initial recognition of derivative liabilities	(4,261,718)		(248,413,090)		(4,261,718)		(504,373,115)		(506,238,038)	(484,421,258)
Other financing costs - ELOC commitment fee	(6,000,000)				(6,000,000)
Other financing costs - initial recognition of warrants	(13,652,762)				(13,652,762)
Gain / (loss) on derivative liability revaluation	2,218,148		(241,168)		(888,075)		(89,462,559)		(116,256,212)	(122,803,715)
Gain/(loss) on other warrants revaluation	82,938				82,938
Gain / (loss) extinguishment of debt, net	(690,346)		206,081		(655,721)		(6,246,089)		(6,246,089)	33,413
Gain / (loss) on financing			(8,934,892)				(8,934,892)		(8,934,892)
Gain / (loss) on sale of fixed assets	(103,973)		1,346		(477,838)		386,377		386,377	(50,574)
Gain / (loss) on lease termination									(125,000)
Interest expense	(8,277,802)		(608,332)		(8,795,525)		(5,414,185)		(4,993,140)	(26,949,081)
Penalty for insufficient authorized shares										(3,495,000)
Other income (expense), net	829,056		826,378		2,318,164		2,044,258		2,532,034	(5,647,841)
Total other income (expense)	(29,856,459)		(257,163,677)		(32,330,537)		(612,000,205)
Net loss before income tax benefit	(91,627,413)		(310,970,169)		(330,874,340)		(807,316,026)		(1,017,647,310)	(740,323,152)
Income tax benefit/ (provision)	(1,200)		(456,191)		3,890,100		520,385		10,988,482	(1,600)
Net loss	(91,628,613)		(311,426,360)		(326,984,240)		(806,795,641)		(1,006,658,828)	(740,324,752)
Net loss attributable to noncontrolling interest	(4,267,796)		(2,568,126)		(45,796,565)		(6,748,302)		(34,404,246)	(791,946)
Net loss attributable to stockholders	(87,360,817)		(308,858,234)		(281,187,675)		(800,047,339)		(972,254,582)	(739,532,806)
Waived/(Accrued) accumulated preferred dividends	(8,627,095)		(13,125)		(8,670,441)		7,387,811		7,360,397	(40,516,440)
Net loss attributable to common stockholders after preferred dividends	$ (95,987,912)		$ (308,871,359)		$ (289,858,116)		$ (792,659,528)		$ (964,894,185)	$ (780,049,246)
Net Loss per share, basic	$ (7.91)	[1]	$ (1,114.23)	[1]	$ (37.92)	[1]	$ (5,544.35)	[1]	$ (1,574.14)	$ (63,085.26)
Net Loss per share, diluted	$ (7.91)	[1]	$ (1,114.23)	[1]	$ (37.92)	[1]	$ (5,544.35)	[1]	$ (1,574.14)	$ (63,085.26)
Weighted average shares outstanding, basic	12,134,899	[1]	277,205	[1]	7,644,049	[1]	142,967	[1]	612,964	12,365
Weighted average shares outstanding, diluted	12,134,899	[1]	277,205	[1]	7,644,049	[1]	142,967	[1]	612,964	12,365

[1]	Adjusted retroactively for reverse stock splits, see Note 1 - Description of Business and Basis of Presentation